Contracts with Insurance Companies (Additional Information) (Details) - EBP 001 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Contracts with Insurance Companies [Line Items]
Contract value	$ 217.0	$ 214.2
Average interest earned by the Plan	2.10%
Guaranteed minimum interest rate	2.10%
Maximum
Employee Benefit Plan, Contracts with Insurance Companies [Line Items]
Contract period	90 days